Equity Dividends - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 EUR (€)
RELX PLC [member]
Disclosure of Dividends [line items]
Final dividend | £	£ 0.257		£ 0.223		£ 0.190
Interim dividend | £	0.1170		0.1025		0.0740
Total dividends | £	0.3740		0.3255		0.2640
Final dividend proposed | £	0.277		0.257		0.223
Dividend proposed | £	£ 0.3940		£ 0.3595		£ 0.2970
RELX NV [member]
Disclosure of Dividends [line items]
Final dividend | €		€ 0.301		€ 0.288		€ 0.285
Interim dividend | €		0.132		0.122		0.115
Total dividends | €		0.433		0.410		0.400
Final dividend proposed | €		0.316		0.301		0.288
Dividend proposed | €		€ 0.448		€ 0.423		€ 0.403